Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 76,528	$ 8,533
Restricted cash	126	0
Accounts receivable, net of allowance of $3,317 and $3,237, respectively	1,388	1,196
Prepaid expenses and other current assets	3,198	2,695
Total current assets	81,240	12,424
Property and equipment, net	47,981	32,530
Operating lease right-of-use assets	8,171	2,955
Deferred income tax assets	0	1,640
Other non-current assets	6,463	369
Total assets	143,855	49,918
Current liabilities
Accounts payable	9,850	6,650
Debt	0	108,473
Warrant liabilities	8,335	143,237
Earnout liabilities	1,353	0
Operating lease liabilities	2,176	985
Contract liabilities	1,941	935
Accrued expenses and other liabilities	6,417	23,435
Total current liabilities	30,072	283,715
Operating lease liabilities	6,063	2,083
Contract liabilities	1,000	1,000
Other non-current liabilities	522	2,552
Total liabilities	37,657	289,350
Commitments and contingencies (Note 17)
Redeemable preferred stock	0	21,306
Stockholders' equity
Preferred stock, $0.0001 par value	0	0
Common stock, $0.0001 par value, unlimited shares authorized; 76,292,604 Class A shares issued and outstanding; and 13,582,642 Class B shares issued and outstanding as of September 30, 2023 and 75,612,795 Class A shares issued and outstanding and 13,582,642 Class B shares issued and outstanding as of December 31, 2022	0	0
Treasury stock, at cost	(8,603)	(170,949)
Additional paid-in capital	337,928	96,471
Accumulated other comprehensive loss	(312)	(86)
Accumulated deficit	(222,815)	(186,174)
Total stockholders’ equity	106,198	(260,738)
Total liabilities, redeemable preferred stock and stockholders’ equity	$ 143,855	$ 49,918